Provisions for Return Conditions - Schedule of Changes in Provisions for Return Conditions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Balances at beginning of year	$ 130,160
Current			$ 21,963	$ 2,475
Non - current			122,425	127,685
Total	130,160	$ 130,160	144,388	130,160
Balances at end of year	144,388	130,160
Refunds Provision [member]
Disclosure of Provisions [line items]
Balances at beginning of year	130,160	163,192
Provisions made	65,671	43,705
Provisions reverse	(49,557)	(70,797)
Total	144,388	163,192	$ 144,388	$ 130,160
Provisions used	(1,886)	(5,940)
Balances at end of year	$ 144,388	$ 130,160